Securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Carrying value of pledged assets | $	$ 47,825,000	$ 36,638,000
Number of securities	94	94
Unrealized loss on equity securities | $	$ 1,690,000	$ 2,000
Number of securities in unrealized loss positions for 12 Months or More	42	2
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	1.00%
Number of securities	2	1
Other than temporary impairment | $	$ 0	$ 0	$ 0
Number of securities in unrealized loss positions for 12 Months or More	1	1
Equity Securities [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized loss on equity securities | $	$ 1,000
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities	20	21
Unrealized loss on equity securities | $	$ 627,000
Number of securities in unrealized loss positions for 12 Months or More	15	0
Obligations of U.S. Government Agencies and Corporations [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of securities depreciated from their amortized cost basis	1.00%
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	16.00%
Number of securities	29	38
Unrealized loss on equity securities | $	$ 108,000	$ 2,000
Number of securities in unrealized loss positions for 12 Months or More	6	1
Obligations of State and Political Subdivisions [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of securities depreciated from their amortized cost basis	1.00%
U.S. Government Sponsored Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	22.00%
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	61.00%
Number of securities	43
Available-for-sale, securities in unrealized loss positions	20
Mortgage-Backed Securities [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of securities depreciated from their amortized cost basis	1.00%
Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt instrument term	5 years